Performance Management - Dreyfus Treasury and Agency Liquidity Money Market Fund	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's shares from year to year. The table shows the average annual total returns of the fund's shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.34 Worst Quarter 2021, Q4: 0.00
Performance [Table]
Average Annual Total Returns - Dreyfus Treasury and Agency Liquidity Money Market Fund - Single Share	12 Months Ended	60 Months Ended	96 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Percent	4.27%	3.24%	2.54%
Performance Inception Date			Dec. 18, 2017

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Performance Table Closing [Text Block]	Institutions may call toll-free 1-800-373-9387 (inside the U.S. only) for the current yield of the fund's shares.
Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Single Share
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021